General Information - Details of Non-controlling Interest (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Current assets	₩ 46,731,890	₩ 48,243,041
Non-current assets	54,754,426	50,778,709
Current liabilities	(22,467,736)	(23,434,705)
Non-current liabilities	(19,419,980)	(17,395,148)
Equity	59,598,600	58,191,897	₩ 54,713,966	₩ 47,603,523
Non-controlling interests	5,452,226	5,714,367
Sales	77,056,549	85,003,616	76,009,201
Profit (loss) for the period	1,846,059	3,585,957	7,175,982
Profit (loss) attributable to non-controlling interests	147,857	428,421	569,254
Cash flows from operating activities	6,167,695	6,186,765	6,259,365
Cash flows from investing activities	(7,388,224)	(4,219,871)	(5,583,507)
Effect of exchange rate fluctuation on cash held	16,719	(8,740)	112,950
Net increase (decrease) in cash and cash equivalents	(1,382,403)	3,277,562	20,142
POSCO INTERNATIONAL Corporation [member]
Disclosure of subsidiaries [line items]
Current assets	5,717,154	5,289,899	5,952,771
Non-current assets	5,787,515	3,470,861	3,322,590
Current liabilities	(4,379,238)	(3,809,495)	(4,537,785)
Non-current liabilities	(2,938,204)	(2,203,923)	(1,666,455)
Equity	4,187,227	2,747,342	3,071,121
Non-controlling interests	1,121,823	1,018,764	1,138,360
Sales	28,542,084	32,532,465	30,545,740
Profit (loss) for the period	528,592	323,749	223,845
Profit (loss) attributable to non-controlling interests	141,618	120,052	82,972
Cash flows from operating activities	258,910	480,927	(235,359)
Cash flows from investing activities	53,876	(389,092)	(91,619)
Cash flows from financing activities (before dividends to non-controlling interest)	(324,134)	136,954	279,529
Dividend to non-controlling interest	(47,765)	(36,585)	(32,004)
Effect of exchange rate fluctuation on cash held	651	853	1,937
Net increase (decrease) in cash and cash equivalents	(58,462)	193,057	(77,516)
PT. KRAKATAU POSCO [member]
Disclosure of subsidiaries [line items]
Current assets	810,988	1,125,123	968,129
Non-current assets	2,664,861	3,062,378	2,388,139
Current liabilities	(1,318,286)	(2,486,616)	(1,155,003)
Non-current liabilities	(1,429,590)	(834,456)	(1,778,668)
Equity	727,973	866,429	422,597
Non-controlling interests	363,987	433,214	126,779
Sales	3,130,551	3,006,300	2,694,601
Profit (loss) for the period	72,609	140,967	500,801
Profit (loss) attributable to non-controlling interests	36,304	70,483	150,240
Cash flows from operating activities	182,199	342,484	151,393
Cash flows from investing activities	(13,992)	(372,345)	(4,022)
Cash flows from financing activities (before dividends to non-controlling interest)	(154,212)	(115,046)	(81,187)
Dividend to non-controlling interest		0
Effect of exchange rate fluctuation on cash held	46	12,690	3,916
Net increase (decrease) in cash and cash equivalents	14,041	(132,217)	70,100
POSCO CHEMICAL CO., LTD [member]
Disclosure of subsidiaries [line items]
Current assets	2,049,879	1,832,804	2,071,307
Non-current assets	3,056,029	2,261,649	1,708,558
Current liabilities	(1,221,829)	(920,656)	(604,333)
Non-current liabilities	(2,228,191)	(938,447)	(835,222)
Equity	1,655,888	2,235,350	2,340,310
Non-controlling interests	666,420	899,416	942,660
Sales	4,457,201	3,041,287	1,939,524
Profit (loss) for the period	63,024	114,365	128,960
Profit (loss) attributable to non-controlling interests	25,365	46,016	51,944
Cash flows from operating activities	(193,324)	(27,009)	36,745
Cash flows from investing activities	(389,075)	(26,492)	(639,965)
Cash flows from financing activities (before dividends to non-controlling interest)	577,158	107,266	595,521
Dividend to non-controlling interest	(9,344)	(9,360)	(7,370)
Effect of exchange rate fluctuation on cash held	(1)	(2,469)	6
Net increase (decrease) in cash and cash equivalents	(14,586)	41,936	(15,063)
POSCO Eco Challenge CO., LTD. [Member]
Disclosure of subsidiaries [line items]
Current assets	6,097,118	5,326,049	5,221,691
Non-current assets	2,040,682	2,033,432	1,929,362
Current liabilities	(4,742,476)	(3,372,310)	(3,100,971)
Non-current liabilities	(522,622)	(1,076,909)	(1,306,648)
Equity	3,142,702	2,910,262	2,743,434
Non-controlling interests	1,483,382	1,373,670	1,294,925
Sales	9,465,614	8,376,559	6,693,933
Profit (loss) for the period	188,645	174,061	266,821
Profit (loss) attributable to non-controlling interests	89,042	82,158	125,942
Cash flows from operating activities	(168,120)	(54,506)	113,021
Cash flows from investing activities	192,970	160,750	(243,463)
Cash flows from financing activities (before dividends to non-controlling interest)	63,164	154,946	36,359
Dividend to non-controlling interest	(9,867)	(14,800)	(9,867)
Effect of exchange rate fluctuation on cash held	260	(450)	3,048
Net increase (decrease) in cash and cash equivalents	78,407	245,940	(100,902)
POSCO DX CO., LTD. [Member]
Disclosure of subsidiaries [line items]
Current assets	561,725	585,766	423,422
Non-current assets	184,667	226,598	185,508
Current liabilities	(328,558)	(419,452)	(263,794)
Non-current liabilities		(4,431)	(10,051)
Non-current liabilities	14,841
Equity	432,675	388,481	335,085
Non-controlling interests	149,812	134,484	116,000
Sales	1,439,715	1,101,037	832,127
Profit (loss) for the period	88,104	42,832	(18,802)
Profit (loss) attributable to non-controlling interests	30,506	14,828	(6,509)
Cash flows from operating activities	7,257	(594)	(18,494)
Cash flows from investing activities	6,832	3,973	(17,309)
Cash flows from financing activities (before dividends to non-controlling interest)	(319)	(561)	(226)
Dividend to non-controlling interest	(3,941)	(2,628)	(2,628)
Effect of exchange rate fluctuation on cash held	(63)	(35)	3
Net increase (decrease) in cash and cash equivalents	9,766	155	(38,654)
Others [member]
Disclosure of subsidiaries [line items]
Current assets	10,280,517	10,305,149	9,496,214
Non-current assets	8,086,165	7,264,540	4,772,409
Current liabilities	(8,445,386)	(8,680,121)	(7,918,852)
Non-current liabilities	(2,680,943)	(2,094,774)	(1,706,779)
Equity	7,240,353	6,794,794	4,642,992
Non-controlling interests	2,600,462	2,480,625	1,542,960
Sales	29,630,513	34,933,760	28,538,963
Profit (loss) for the period	(400,634)	269,926	690,197
Profit (loss) attributable to non-controlling interests	(143,784)	106,091	189,590
Cash flows from operating activities	95,392	68,906	130,828
Cash flows from investing activities	(334,276)	(619,072)	(86,585)
Cash flows from financing activities (before dividends to non-controlling interest)	330,622	614,001	9,604
Dividend to non-controlling interest	(19,963)	(16,921)	(7,671)
Effect of exchange rate fluctuation on cash held	864	(1,412)	6,216
Net increase (decrease) in cash and cash equivalents	72,639	45,502	52,392
Non-controlling Interest [member]
Disclosure of subsidiaries [line items]
Current assets	25,517,381	24,464,790	24,133,534
Non-current assets	21,819,919	18,319,458	14,306,566
Current liabilities	(20,165,773)	(19,688,650)	(17,580,738)
Non-current liabilities	(9,784,709)	(7,152,940)	(7,303,823)
Equity	17,386,818	15,942,658	13,555,539
Non-controlling interests	6,385,886	6,340,173	5,161,684
Sales	76,665,678	82,991,408	71,244,888
Profit (loss) for the period	540,340	1,065,900	1,791,822
Profit (loss) attributable to non-controlling interests	179,051	439,628	594,179
Cash flows from operating activities	182,314	810,208	178,134
Cash flows from investing activities	(483,665)	(1,242,278)	(1,082,963)
Cash flows from financing activities (before dividends to non-controlling interest)	492,279	897,560	839,600
Dividend to non-controlling interest	(90,880)	(80,294)	(59,540)
Effect of exchange rate fluctuation on cash held	1,757	9,177	15,126
Net increase (decrease) in cash and cash equivalents	₩ 101,805	₩ 394,373	₩ (109,643)